Quarterly Holdings Report
for
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
July 31, 2023
NUD-NPRT3-0923
1.9908947.100
Common Stocks - 95.7%
	Shares	Value ($)
Australia - 2.5%
Ampol Ltd.	79	1,743
ASX Ltd.	198	8,260
BlueScope Steel Ltd.	164	2,406
Brambles Ltd.	1,446	13,666
Cochlear Ltd.	28	4,498
Computershare Ltd.	292	4,919
DEXUS Property Group unit	362	1,999
EBOS Group Ltd.	342	8,189
Flutter Entertainment PLC (a)	90	17,914
Flutter Entertainment PLC (Ireland) (a)	7	1,392
Fortescue Metals Group Ltd.	284	4,136
IGO Ltd.	532	4,931
Imdex Ltd.	1,927	2,537
Lendlease Group unit	543	3,148
Macquarie Group Ltd.	88	10,345
Mineral Resources Ltd.	72	3,455
Mirvac Group unit	2,059	3,236
Orica Ltd.	493	5,216
Pilbara Minerals Ltd.	1,284	4,174
REA Group Ltd.	59	6,243
Suncorp Group Ltd.	419	4,005
Transurban Group unit	2,246	21,634
Woodside Energy Group Ltd.	1,371	35,338
TOTAL AUSTRALIA		173,384
Austria - 0.3%
Mondi PLC	178	3,119
OMV AG	277	12,487
Verbund AG	42	3,480
Wienerberger AG	81	2,656
TOTAL AUSTRIA		21,742
Belgium - 1.3%
Azelis Group NV	611	15,787
Fagron NV	143	2,544
KBC Ancora	215	10,056
KBC Group NV	691	52,008
UCB SA	60	5,312
Umicore SA	102	3,021
TOTAL BELGIUM		88,728
Brazil - 0.4%
Wheaton Precious Metals Corp.	630	28,250
Canada - 10.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	777	39,338
Andlauer Healthcare Group, Inc.	163	5,441
Bank of Montreal	541	50,274
Bank of Nova Scotia	788	39,679
Brookfield Asset Management Ltd. Class A	131	4,419
Brookfield Corp. (Canada) Class A	663	23,143
CAE, Inc. (a)	1,168	26,688
Cameco Corp.	427	15,012
Cameco Corp.	127	4,465
Canadian National Railway Co.	200	24,243
Canadian Natural Resources Ltd.	186	11,311
Canadian Pacific Kansas City Ltd.	828	68,129
Cogeco Communications, Inc.	26	1,317
Computer Modelling Group Ltd.	781	4,264
Definity Financial Corp.	168	4,229
Dollarama, Inc.	142	9,354
Enbridge, Inc.	729	26,802
Enghouse Systems Ltd.	83	1,879
Franco-Nevada Corp.	206	30,060
Intact Financial Corp.	141	20,831
Jamieson Wellness, Inc. (b)	78	1,797
Magna International, Inc. Class A (sub. vtg.)	190	12,220
Metro, Inc.	204	10,979
Nutrien Ltd.	470	32,388
Parkland Corp.	398	10,869
Pason Systems, Inc.	530	5,289
PrairieSky Royalty Ltd.	1,766	35,102
Real Matters, Inc. (a)	413	2,177
Richelieu Hardware Ltd.	190	6,343
Royal Bank of Canada	482	47,785
Shopify, Inc. Class A (a)	514	34,723
Sun Life Financial, Inc.	937	49,314
The Toronto-Dominion Bank	944	62,253
Thomson Reuters Corp.	57	7,694
TMX Group Ltd.	523	11,621
Triple Flag Precious Metals Corp.	116	1,593
TOTAL CANADA		743,025
Chile - 0.2%
Antofagasta PLC	315	6,781
Lundin Mining Corp.	609	5,445
TOTAL CHILE		12,226
China - 0.2%
BOC Hong Kong (Holdings) Ltd.	2,005	6,093
Prosus NV	72	5,702
TOTAL CHINA		11,795
Denmark - 2.7%
A.P. Moller - Maersk A/S Series A	1	2,011
Carlsberg A/S Series B	34	5,099
DSV A/S	192	38,443
Genmab A/S (a)	13	5,359
Novo Nordisk A/S Series B	687	110,780
Novozymes A/S Series B	50	2,508
ORSTED A/S (b)	21	1,832
Pandora A/S	53	5,305
Vestas Wind Systems A/S (a)	676	18,081
TOTAL DENMARK		189,418
Finland - 0.9%
Kesko Oyj	180	3,601
Metso Corp.	768	8,719
Musti Group OYJ	98	1,922
Neste OYJ	277	10,191
Nokia Corp.	1,951	7,669
Nordea Bank ABP	1,808	20,453
UPM-Kymmene Corp.	124	4,104
Wartsila Corp.	608	7,638
TOTAL FINLAND		64,297
France - 10.7%
Air Liquide SA	128	23,014
Airbus Group NV	325	47,873
ALTEN	148	21,317
AXA SA	1,134	34,858
BNP Paribas SA	470	30,995
Capgemini SA	176	31,894
Compagnie Generale des Etablissements Michelin SCA Series B	725	23,742
Covivio	64	3,092
Danone SA	229	13,984
Dassault Systemes SA	443	18,940
Edenred SA	772	50,148
EssilorLuxottica SA	71	14,281
Exclusive Networks SA	123	2,624
Gecina SA	64	6,921
Hermes International SCA	2	4,434
Kering SA	14	8,038
Klepierre SA	282	7,488
L'Oreal SA	90	41,878
Lectra	333	10,600
Legrand SA	277	27,752
LVMH Moet Hennessy Louis Vuitton SE	178	165,321
Pernod Ricard SA	103	22,718
Societe Generale Series A	573	15,584
Stef SA	25	3,029
Teleperformance	45	6,519
Thermador Groupe SA	36	3,190
TotalEnergies SE	1,517	92,168
Valeo SA	472	10,665
Worldline SA (a)(b)	49	1,941
TOTAL FRANCE		745,008
Germany - 5.7%
adidas AG	15	3,028
Allianz SE	78	18,642
Commerzbank AG	418	4,998
Covestro AG (a)(b)	125	6,711
Deutsche Borse AG	256	49,050
Deutsche Lufthansa AG (a)	589	5,944
DHL Group	268	13,767
GEA Group AG	212	8,995
Hannover Reuck SE	135	28,818
Henkel AG & Co. KGaA	187	13,064
Infineon Technologies AG	938	41,211
LEG Immobilien AG (a)	85	6,015
Merck KGaA	197	34,613
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	94	35,409
Puma AG	79	5,339
Rheinmetall AG	116	32,829
RWE AG	20	860
SAP SE	246	33,557
Siemens AG	266	45,338
Siemens Healthineers AG (b)	83	4,820
Zalando SE (a)(b)	94	3,245
TOTAL GERMANY		396,253
Greece - 0.0%
Mytilineos SA	59	2,456
Hong Kong - 1.9%
AIA Group Ltd.	7,994	79,978
Hang Seng Bank Ltd.	301	4,581
Hong Kong Exchanges and Clearing Ltd.	103	4,303
MTR Corp. Ltd.	3,012	13,846
Prudential PLC	1,198	16,636
Swire Pacific Ltd. (A Shares)	518	4,314
Swire Properties Ltd.	3,832	9,581
TOTAL HONG KONG		133,239
India - 0.3%
HDFC Bank Ltd. sponsored ADR	327	22,328
Indonesia - 0.2%
PT Bank Rakyat Indonesia (Persero) Tbk	25,400	9,517
PT Selamat Sempurna Tbk	15,200	2,016
TOTAL INDONESIA		11,533
Ireland - 1.7%
Bank of Ireland Group PLC	745	7,860
CRH PLC	800	47,657
CRH PLC sponsored ADR	703	42,391
Kerry Group PLC Class A	83	8,246
Kingspan Group PLC (Ireland)	139	11,157
TOTAL IRELAND		117,311
Israel - 0.5%
Bank Hapoalim BM (Reg.)	127	1,129
Elbit Systems Ltd. (Israel)	30	6,373
Ituran Location & Control Ltd.	143	3,977
NICE Ltd. (a)	21	4,540
NICE Ltd. sponsored ADR (a)	72	15,685
Wix.com Ltd. (a)	68	6,414
TOTAL ISRAEL		38,118
Italy - 1.8%
Assicurazioni Generali SpA	1,525	32,495
Banca Generali SpA	55	2,061
BFF Bank SpA (b)	235	2,651
Coca-Cola HBC AG	80	2,353
Enel SpA	972	6,702
GVS SpA (a)(b)	271	1,721
Industrie de Nora SpA	119	2,456
Intesa Sanpaolo SpA	5,689	16,451
Prada SpA	1,940	13,744
Prysmian SpA	65	2,591
Recordati SpA	269	13,886
Terna - Rete Elettrica Nazionale	293	2,477
UniCredit SpA	985	24,940
TOTAL ITALY		124,528
Japan - 15.5%
Ajinomoto Co., Inc.	504	19,616
Ana Holdings, Inc. (a)	400	9,576
Asahi Kasei Corp.	3,102	21,139
Astellas Pharma, Inc.	296	4,328
BayCurrent Consulting, Inc.	96	3,096
Bridgestone Corp.	201	8,326
Capcom Co. Ltd.	198	8,907
Curves Holdings Co. Ltd.	1,018	5,753
Dai Nippon Printing Co. Ltd.	100	2,839
Daifuku Co. Ltd.	400	8,533
Daiichi Sankyo Kabushiki Kaisha	206	6,345
Daiwa Securities Group, Inc.	4,389	23,758
DENSO Corp.	100	6,945
Dexerials Corp.	100	2,263
Eisai Co. Ltd.	101	6,372
Elan Corp.	207	1,283
ENEOS Holdings, Inc.	199	721
FANUC Corp.	891	27,258
Fast Retailing Co. Ltd.	100	24,996
FUJIFILM Holdings Corp.	497	28,811
Fujitsu Ltd.	201	25,975
Hankyu Hanshin Holdings, Inc.	300	9,955
Hitachi Ltd.	800	52,286
Honda Motor Co. Ltd.	494	15,749
Hoya Corp.	604	70,180
Ibiden Co. Ltd.	390	23,647
Idemitsu Kosan Co. Ltd.	99	2,088
Itochu Corp.	1,377	55,655
JFE Holdings, Inc.	178	2,874
KDDI Corp.	698	20,543
Koshidaka Holdings Co. Ltd.	592	4,919
Kubota Corp.	594	8,954
Kurita Water Industries Ltd.	100	4,013
Kyowa Hakko Kirin Co., Ltd.	200	3,818
LIXIL Group Corp.	600	7,665
Marubeni Corp.	689	12,173
MatsukiyoCocokara & Co.	100	5,845
Minebea Mitsumi, Inc.	298	5,505
Mitsubishi Chemical Holdings Corp.	296	1,767
Mitsubishi Heavy Industries Ltd.	94	4,447
Mitsui Chemicals, Inc.	99	2,839
Miura Co. Ltd.	101	2,543
NEC Corp.	97	4,898
Nitto Denko Corp.	96	6,815
Nomura Holdings, Inc.	797	3,297
Nomura Research Institute Ltd.	297	8,439
OMRON Corp.	300	16,073
Oriental Land Co. Ltd.	201	7,700
ORIX Corp.	980	18,813
Panasonic Holdings Corp.	200	2,469
Persol Holdings Co. Ltd.	300	5,921
Rakuten Group, Inc.	596	2,326
Recruit Holdings Co. Ltd.	879	30,445
Renesas Electronics Corp. (a)	1,482	28,593
Resona Holdings, Inc.	378	2,058
Seiko Epson Corp.	300	4,919
Sekisui Chemical Co. Ltd.	298	4,522
SG Holdings Co. Ltd.	391	5,702
Shin-Etsu Chemical Co. Ltd.	1,100	36,239
Shionogi & Co. Ltd.	2	84
SoftBank Corp.	200	2,221
SoftBank Group Corp.	199	10,122
Sompo Holdings, Inc.	298	13,178
Sony Group Corp.	691	64,723
Sumitomo Chemical Co. Ltd.	4,582	14,110
Sumitomo Metal Mining Co. Ltd.	199	6,874
Sysmex Corp.	101	6,833
TDK Corp.	99	3,784
TIS, Inc.	496	12,562
Tokio Marine Holdings, Inc.	1,975	45,415
Tokyo Electron Ltd.	100	15,009
Tokyo Gas Co. Ltd.	97	2,199
Toray Industries, Inc.	2,497	13,957
Toyota Motor Corp.	2,900	48,760
USS Co. Ltd.	304	5,263
Yamaha Corp.	399	15,425
Yamaha Motor Co. Ltd.	702	20,527
Yaskawa Electric Corp.	396	17,177
Yokogawa Electric Corp.	360	6,748
Z Holdings Corp.	1,100	3,060
TOTAL JAPAN		1,081,565
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	303	16,552
Luxembourg - 0.0%
Eurofins Scientific SA	46	3,165
Netherlands - 5.6%
Adyen BV (a)(b)	1	1,856
Akzo Nobel NV	142	12,141
ASM International NV (Netherlands)	44	20,936
ASML Holding NV (Netherlands)	270	193,391
BE Semiconductor Industries NV	27	3,225
ING Groep NV (Certificaten Van Aandelen)	667	9,736
Koninklijke KPN NV	3,539	12,805
Shell PLC:
ADR	1,130	69,642
(London)	627	19,003
TKH Group NV (bearer) (depositary receipt)	107	5,584
Topicus.Com, Inc. (a)	20	1,577
Universal Music Group NV	257	6,592
Wolters Kluwer NV	262	32,897
TOTAL NETHERLANDS		389,385
New Zealand - 0.1%
Meridian Energy Ltd.	696	2,440
Xero Ltd. (a)	68	5,582
TOTAL NEW ZEALAND		8,022
Norway - 0.8%
DNB Bank ASA	768	15,827
Equinor ASA	477	14,591
Kongsberg Gruppen ASA	209	9,061
Norsk Hydro ASA	578	3,786
Orkla ASA	425	3,358
Schibsted ASA (B Shares)	285	5,593
Telenor ASA	444	4,753
Volue A/S (a)	594	1,254
TOTAL NORWAY		58,223
Portugal - 0.3%
Galp Energia SGPS SA Class B	1,347	17,920
Singapore - 1.0%
CapitaLand Investment Ltd.	2,633	6,732
City Developments Ltd.	1,611	8,953
Keppel Corp. Ltd.	3,610	20,035
STMicroelectronics NV (France)	365	19,523
United Overseas Bank Ltd.	505	11,431
TOTAL SINGAPORE		66,674
South Africa - 0.3%
Anglo American PLC (United Kingdom)	608	18,697
Spain - 1.7%
Amadeus IT Holding SA Class A	1,063	76,227
Banco Bilbao Vizcaya Argentaria SA	1,357	10,756
Cellnex Telecom SA (b)	39	1,593
Corp. ACCIONA Energias Renovables SA	125	3,933
Iberdrola SA	388	4,844
Industria de Diseno Textil SA	173	6,622
Naturgy Energy Group SA	284	8,662
Redeia Corp. SA	324	5,417
TOTAL SPAIN		118,054
Sweden - 3.6%
Addlife AB	216	1,759
AddTech AB (B Shares)	1,191	22,199
Alfa Laval AB	131	4,902
ASSA ABLOY AB (B Shares)	771	18,537
Atlas Copco AB (A Shares)	4,617	65,589
Autoliv, Inc.	125	12,616
Bergman & Beving AB (B Shares)	191	2,831
Betsson AB (B Shares)	68	822
Boliden AB	382	11,253
Dometic Group AB (b)	239	1,780
Epiroc AB (A Shares)	1,378	27,513
EQT AB	31	740
Essity AB (B Shares)	229	5,676
H&M Hennes & Mauritz AB (B Shares)	161	2,708
Hemnet Group AB	266	4,713
Indutrade AB	634	13,305
Investor AB (B Shares)	113	2,307
INVISIO AB	233	4,848
Kinnevik AB (B Shares) (a)	436	5,950
Nibe Industrier AB (B Shares)	292	2,628
Sandvik AB	308	6,256
Svenska Cellulosa AB SCA (B Shares)	488	6,481
Svenska Handelsbanken AB (A Shares)	681	5,979
Swedbank AB (A Shares)	155	2,841
Tele2 AB (B Shares)	541	4,071
Telia Co. AB	2,800	6,020
Volvo AB (A Shares)	425	9,633
TOTAL SWEDEN		253,957
Switzerland - 3.4%
ABB Ltd. (Reg.)	601	24,117
Alcon, Inc. (Switzerland)	38	3,226
Banque Cantonale Vaudoise	12	1,346
Compagnie Financiere Richemont SA Series A	206	33,173
DSM-Firmenich AG	69	7,624
Geberit AG (Reg.)	8	4,526
Givaudan SA	3	10,111
Kardex AG	15	3,741
Kuehne & Nagel International AG	49	15,306
Logitech International SA (Reg.)	163	11,492
Novartis AG	22	2,303
Partners Group Holding AG	8	8,972
SGS SA (Reg.)	142	13,750
Sig Group AG	424	11,329
Straumann Holding AG	23	3,802
Swiss Life Holding AG	19	12,044
Tecan Group AG	21	8,342
Temenos Group AG	87	7,458
VAT Group AG (b)	19	8,064
Zurich Insurance Group Ltd.	103	49,702
TOTAL SWITZERLAND		240,428
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	161	15,963
United Kingdom - 9.9%
3i Group PLC	1,006	25,523
Abrdn PLC	2,776	8,262
Ashtead Group PLC	200	14,789
AstraZeneca PLC (United Kingdom)	532	76,436
B&M European Value Retail SA	615	4,366
BAE Systems PLC	6,254	74,792
Barratt Developments PLC	1,923	11,271
Beazley PLC	1,193	8,398
Berkeley Group Holdings PLC	49	2,733
Bodycote PLC	385	3,419
BP PLC	141	875
British Land Co. PLC	939	4,073
Burberry Group PLC	226	6,448
Clarkson PLC	69	2,471
CNH Industrial NV	896	12,915
Compass Group PLC	1,978	51,463
Croda International PLC	117	8,844
DCC PLC (United Kingdom)	141	8,163
Dechra Pharmaceuticals PLC	79	3,765
Deliveroo PLC Class A (a)(b)	1,122	1,892
Diageo PLC	1,128	49,229
Diploma PLC	280	11,635
Entain PLC	139	2,472
Hill & Smith Holdings PLC	104	2,106
Howden Joinery Group PLC	793	7,500
Informa PLC	574	5,585
InterContinental Hotel Group PLC ADR	293	22,092
J Sainsbury PLC	2,034	7,241
Johnson Matthey PLC	171	3,952
Kingfisher PLC	1,788	5,638
Lloyds Banking Group PLC	19,622	11,337
London Stock Exchange Group PLC	165	17,918
NatWest Group PLC	4,109	12,898
RELX PLC (London Stock Exchange)	1,202	40,455
Rentokil Initial PLC	2,280	18,591
Rightmove PLC	1,375	10,065
Sage Group PLC	2,500	30,050
Schroders PLC	2,300	13,557
Segro PLC	827	8,098
Spectris PLC	734	33,073
Spirax-Sarco Engineering PLC	14	1,999
SSE PLC	110	2,379
St. James's Place PLC	498	6,008
Standard Chartered PLC (United Kingdom)	3,163	30,339
Synthomer PLC	457	489
Ten Entertainment Group PLC	209	791
Unilever PLC	86	4,621
TOTAL UNITED KINGDOM		691,016
United States of America - 11.2%
CBRE Group, Inc. (a)	213	17,745
CDW Corp.	74	13,843
CyberArk Software Ltd. (a)	44	7,304
Equifax, Inc.	9	1,837
Experian PLC	917	35,438
Ferguson PLC	202	32,418
ICON PLC (a)	65	16,342
Lam Research Corp.	26	18,681
Linde PLC	282	110,169
Marsh & McLennan Companies, Inc.	348	65,570
MasterCard, Inc. Class A	76	29,965
Moody's Corp.	82	28,926
Morningstar, Inc.	28	6,453
MSCI, Inc.	60	32,885
Nestle SA (Reg. S)	926	113,453
NOV, Inc.	513	10,301
Otis Worldwide Corp.	66	6,003
PriceSmart, Inc.	53	4,120
ResMed, Inc.	151	33,575
Roche Holding AG:
(Bearer)	2	663
(participation certificate)	70	21,704
S&P Global, Inc.	121	47,736
Sanofi SA	257	27,418
Schneider Electric SA	175	31,215
Sherwin-Williams Co.	72	19,908
Swiss Re Ltd.	155	16,157
Thermo Fisher Scientific, Inc.	12	6,584
Visa, Inc. Class A	113	26,863
TOTAL UNITED STATES OF AMERICA		783,276
TOTAL COMMON STOCKS (Cost $6,449,550)		6,686,536

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c) (Cost $254,101)	254,050	254,101

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $6,703,651)	6,940,637
NET OTHER ASSETS (LIABILITIES) - 0.7% (d)	46,782
NET ASSETS - 100.0%	6,987,419

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1	Sep 2023	110,290	3,570	3,570

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,903 or 0.6% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $3,481 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	6,719,606	6,465,505	5,996	-	-	254,101	0.0%
Total	-	6,719,606	6,465,505	5,996	-	-	254,101

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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